Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The typical useful lives of the group’s other property, plant and equipment are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Petrochemicals plants	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 7 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation[b]	Oil depots, storage tanks and service stations	Total
Cost
At 1 January 2018	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Exchange adjustments	(168)	(58)	—	(892)	(73)	(43)	(501)	(1,735)
Additions	233	40	9,712	2,323	204	(112)	736	13,136
Acquisitions	163	4	10,882	9	1	2	36	11,097
Remeasurements	—	—	17	—	—	—	—	17
Transfers from intangible assets	—	—	901	—	—	—	—	901
Deletions	(140)	(45)	(14,699)	(1,810)	(238)	(128)	(146)	(17,206)
At 31 December 2018	3,562	1,514	232,867	46,292	2,747	10,493	8,873	306,348
Depreciation
At 1 January 2018	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Exchange adjustments	(25)	(24)	—	(460)	(52)	(27)	(279)	(867)
Charge for the year	92	52	12,342	1,820	189	252	384	15,131
Impairment losses	2	—	86	253	—	178	2	521
Impairment reversals	—	—	(564)	(1)	—	(17)	—	(582)
Deletions	(126)	(139)	(11,333)	(1,733)	(232)	(75)	(145)	(13,783)
At 31 December 2018	626	707	133,857	20,875	2,041	7,834	5,147	171,087
Net book amount at 31 December 2018	2,936	807	99,010	25,417	706	2,659	3,726	135,261
Cost
At 1 January 2017	3,066	2,235	215,564	43,725	2,670	14,000	7,623	288,883
Exchange adjustments	264	42	—	1,251	91	28	772	2,448
Additions	264	94	12,366	1,890	240	347	575	15,776
Acquisitions	—	—	—	41	—	228	1	270
Transfers from intangible assets	—	—	451	—	—	—	—	451
Deletions	(120)	(798)	(2,327)	(245)	(148)	(3,829)	(223)	(7,690)
At 31 December 2017	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Depreciation
At 1 January 2017	584	1,062	122,428	18,686	2,022	9,823	4,521	159,126
Exchange adjustments	33	27	—	647	67	19	466	1,259
Charge for the year	90	94	12,385	1,764	185	381	350	15,249
Impairment losses	3	35	624	35	—	479	17	1,193
Impairment reversals	—	—	(135)	—	—	(72)	—	(207)
Deletions	(27)	(400)	(1,976)	(136)	(138)	(3,107)	(169)	(5,953)
At 31 December 2017	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Net book amount at 31 December 2017	2,791	755	92,728	25,666	717	3,251	3,563	129,471

Assets held under finance leases at net book amount included above
At 31 December 2018	—	2	12	207	—	295	6	522
At 31 December 2017	—	2	16	238	—	233	7	496
Assets under construction included above
At 31 December 2018								22,522
At 31 December 2017								23,789
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.

[b]	Includes adjustments to decommissioning provisions see Note 1 for further information.